Cover	Jul. 19, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2021
Entity File Number	001-39569
Entity Registrant Name	JUPITER WELLNESS, INC.
Entity Central Index Key	0001760903
Entity Tax Identification Number	83-2455880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	725 N. Hwy A1A
Entity Address, Address Line Two	Suite C-106
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	244-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	JUPW
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at $8.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at $8.50 per share
Trading Symbol	JUPWW
Security Exchange Name	NASDAQ